CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net profit for the year	S/ 3,671,829	S/ 334,138	S/ 4,352,331
To be reclassified to profit or loss in subsequent periods:
Net (loss) gain on investments at fair value through other comprehensive income	(2,491,907)	870,218	1,220,715
Income tax	52,086	(11,717)	(22,259)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(2,439,821)	858,501	1,198,456
Net movement of cash flow hedge reserves	58,586	(15,183)	(37,851)
Income tax	(16,834)	3,933	10,290
Other comprehensive income, net of tax, cash flow hedges	41,752	(11,250)	(27,561)
Insurance reserves	769,291	(263,820)	(666,556)
Income tax	(26,846)	26,846	0
Other reserves, net of tax	742,445	(236,974)	(666,556)
Exchange differences on translation of foreign operations	161,168	257,052	(58,323)
Net movement in hedges of net investments in foreign businesses	(57,319)	(1,219)	0
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	103,849	255,833	(58,323)
Total	(1,551,775)	866,110	446,016
Not to be reclassified to profit or loss in subsequent periods:
Net loss on equity instruments designated at fair value through other comprehensive income	(113,686)	(82,586)	(64,344)
Income tax	5,402	3,414	5,999
Total	(108,284)	(79,172)	(58,345)
Total other comprehensive income	(1,660,059)	786,938	387,671
Total comprehensive income for the year, net of income tax	2,011,770	1,121,076	4,740,002
Attributable to:
Credicorp's equity holders	1,954,586	1,124,603	4,645,040
Non-controlling interest	57,184	(3,527)	94,962
Total comprehensive income for the year, net of income tax	S/ 2,011,770	S/ 1,121,076	S/ 4,740,002